UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            February 11, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $65,679


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc            Com         00209A106    2,837    502,200  Sh         Defined     02,03   502,200   0     0
Cox Communications Inc.               Cl A        224044107    3,133    110,300  Sh         Defined     02,03   110,300   0     0
Digene Corp                           Com         253752109    3,265    284,900  Sh         Defined     02,03   284,900   0     0
FEI Co                                Com         30241L109    1,419     92,800  Sh         Defined     02,03    92,800   0     0
Hoovers Inc                           Com         439321100      354     50,000  Sh         Defined     02,03    50,000   0     0
Northrop Grumman Corp                 Com         666807102    1,521     15,678  Sh         Defined     02,03    15,678   0     0
Orapharma Inc                         Com         68554E106      591     80,700  Sh         Defined     02,03    80,700   0     0
Pharmacia Corp                        Com         71713U102   23,458    561,200  Sh         Defined     02,03   561,200   0     0
Rational Software Corp                Com         75409P202    5,503    529,600  Sh         Defined     02,03   529,600   0     0
Syncor International Corp             Com         87157J106   14,317    516,300  Sh         Defined     02,03   516,300   0     0
Unilab Corp.                          Com         904763208    6,793    371,200  Sh         Defined     02,03   371,200   0     0
Wiltel Communications Group Inc       Com         972487102    2,488    157,581  Sh         Defined     02,03   157,581   0     0